Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Assumptions Used to Determine the Fair Value of Stock Options Under Binomial Option Pricing Model
15.	Share based compensation—(Continued)

In determining the fair value of the stock options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2019, 2020 and 2021 were as follows:

For the years ended December 31,
	2019	2020	2021
Expected volatility	45.98%~46.55%	47.28%~48.09%	48.47%~48.70%
Risk-free interest rate (per annum)	1.67%~2.41%	0.66%~0.92%	1.35%~1.62%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	RMB24.37~RMB39.06	RMB36.02~RMB47.16	RMB40.61~RMB109.73
Fair value of share option	RMB23.68~RMB38.40	RMB35.37~RMB46.53	RMB39.98~RMB109.10

Summary of Share Option Activities

The following table summarized the Group’s share option activities under the Option Plans:

	Number of options	Weighted average exercise price per share	Weighted average grant date fair value per share	Weighted average remaining contractual life	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding as of December 31, 2019	15,943,140	0.66	11.88	7.16	593,890
Granted	1,726,988	0.68	40.90
Forfeited	(3,681,447)	0.67	9.90
Outstanding as of December 31, 2020	13,988,681	0.61	14.74	6.38	651,182
Granted	6,869,069	0.65	57.05
Forfeited	(287,482)	0.65	40.40
Exercised	(2,627,997)	0.52	6.23
Outstanding as of December 31, 2021	17,942,271	0.63	31.78	7.04	676,115
Expect to Vest at December 31, 2021	17,942,271	0.63	31.78
Exercisable at December 31, 2021	9,459,362	0.62	16.78	5.56	356,554

Summary of Restricted Stock Option Activity

A summary of the RSUs activity for the year ended December 31, 2021 is as follows:

	Number of restricted shares	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2020	—	—	—
Granted	2,980,591	55.02	—
Vested	2,964,091	54.77	—
Forfeited	—	—	—
Outstanding as of December 31, 2021	16,500	95.46	2.46

Schedule of Share Based Compensation Expense

The Group recorded share based compensation expense of nil, nil and RMB 454,552 for the years ended December 31, 2019, 2020 and 2021, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Fulfillment expenses	—	—	59,583
Selling and marketing expenses	—	—	38,463
General and administrative expenses	—	—	316,911
Technology and content expenses	—	—	36,595